Note 25 Post employment commitments (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Post employment commitments 2021 [Line Items]
Defined benefit obligation, at present value		€ 7,398		€ 8,177
Defined benefit obligation, at present value		7,180		7,398		€ 8,177
SPAIN
Post employment commitments 2021 [Line Items]
Defined benefit obligation, at present value		4,287
Defined benefit obligation, at present value		3,670		4,287
Plan assets		249
Plan assets		206		249
Net liability asset		4,038		4,326		4,547
Net liability asset		3,464		4,038		4,326
SPAIN | Current service cost [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		5
Plan assets changes of the year		0
Net liability asset changes of the year		5		5		4
SPAIN | Interest income or expense [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		22
Plan assets changes of the year		2
Net liability asset changes of the year		20		28		42
SPAIN | Contributions by plan participants [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Employer contributions [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		(11)
Net liability asset changes of the year		11		0		0
SPAIN | Past service cost [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value	[1]	75
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		75	[1]	224	[2]	190	[2]
SPAIN | Remeasurements [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(106)
Plan assets changes of the year		(8)
Net liability asset changes of the year		(98)		95		231
SPAIN | Return of plan assets [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value	[3]	0
Plan assets changes of the year	[3]	(8)
Net liability asset changes of the year		8	[3]	(41)	[4]	(67)	[4]
SPAIN | From changes in demographic assumptions [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		60		0
SPAIN | From changes in financial assumptions [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(61)
Plan assets changes of the year		0
Net liability asset changes of the year		(61)		79		239
SPAIN | Other actuarial gains and losses [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(45)
Plan assets changes of the year		0
Net liability asset changes of the year		(45)		(3)		59
SPAIN | Benefit payments [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(625)
Plan assets changes of the year		(26)
Net liability asset changes of the year		(599)		(643)		(702)
SPAIN | Settlements payments [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Business combinations [member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Effect on changes in foreign exchange rates [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Conversions to defined contributions [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
SPAIN | Other effects Post employment commitments [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		12
Plan assets changes of the year		0
Net liability asset changes of the year		12		3		14
SPAIN | of which vested benefit obligation relating to current employees [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation, at present value		3,596
SPAIN | Of which vested benefit obligation relating to retired employees [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation, at present value		74
MEXICO
Post employment commitments 2021 [Line Items]
Defined benefit obligation, at present value		666
Defined benefit obligation, at present value		779		666
Plan assets		638
Plan assets		655		638
Net liability asset		28		72		71
Net liability asset		124		28		72
MEXICO | Current service cost [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		5
Plan assets changes of the year		0
Net liability asset changes of the year		5		5		4
MEXICO | Interest income or expense [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		53
Plan assets changes of the year		52
Net liability asset changes of the year		1		6		9
MEXICO | Contributions by plan participants [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
MEXICO | Employer contributions [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		2
Net liability asset changes of the year		(2)		(86)		(47)
MEXICO | Past service cost [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value	[1]	0
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		0	[1]	(1)	[2]	15	[2]
MEXICO | Remeasurements [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		79
Plan assets changes of the year		(49)
Net liability asset changes of the year		128		62		9
MEXICO | Return of plan assets [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value	[3]	0
Plan assets changes of the year	[3]	(49)
Net liability asset changes of the year		49	[3]	(31)	[4]	(90)	[4]
MEXICO | From changes in demographic assumptions [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(4)
Plan assets changes of the year		0
Net liability asset changes of the year		(4)		0		0
MEXICO | From changes in financial assumptions [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		84
Plan assets changes of the year		0
Net liability asset changes of the year		84		(19)		87
MEXICO | Other actuarial gains and losses [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(2)
Plan assets changes of the year		0
Net liability asset changes of the year		(2)		112		12
MEXICO | Benefit payments [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(67)
Plan assets changes of the year		(65)
Net liability asset changes of the year		(1)		(1)		(1)
MEXICO | Settlements payments [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
MEXICO | Business combinations [member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		40
Net liability asset changes of the year		(40)		(19)		7
MEXICO | Effect on changes in foreign exchange rates [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		42
Plan assets changes of the year		37
Net liability asset changes of the year		5		(10)		5
MEXICO | Conversions to defined contributions [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
MEXICO | Other effects Post employment commitments [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
MEXICO | of which vested benefit obligation relating to current employees [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation, at present value
MEXICO | Of which vested benefit obligation relating to retired employees [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation, at present value
UNITED STATES
Post employment commitments 2021 [Line Items]
Net liability asset		0		52		39
Net liability asset				0		52
UNITED STATES | Current service cost [Member]
Post employment commitments 2021 [Line Items]
Net liability asset changes of the year				1		0
UNITED STATES | Interest income or expense [Member]
Post employment commitments 2021 [Line Items]
Net liability asset changes of the year				2		0
UNITED STATES | Contributions by plan participants [Member]
Post employment commitments 2021 [Line Items]
Net liability asset changes of the year				0		0
UNITED STATES | Employer contributions [Member]
Post employment commitments 2021 [Line Items]
Net liability asset changes of the year				0		(3)
UNITED STATES | Past service cost [Member]
Post employment commitments 2021 [Line Items]
Net liability asset changes of the year	[2]			0		0
UNITED STATES | Remeasurements [Member]
Post employment commitments 2021 [Line Items]
Net liability asset changes of the year				(4)		16
UNITED STATES | Return of plan assets [Member]
Post employment commitments 2021 [Line Items]
Net liability asset changes of the year	[4]			(35)		(28)
UNITED STATES | From changes in demographic assumptions [Member]
Post employment commitments 2021 [Line Items]
Net liability asset changes of the year				(3)		0
UNITED STATES | From changes in financial assumptions [Member]
Post employment commitments 2021 [Line Items]
Net liability asset changes of the year				34		42
UNITED STATES | Other actuarial gains and losses [Member]
Post employment commitments 2021 [Line Items]
Net liability asset changes of the year				0		2
UNITED STATES | Benefit payments [Member]
Post employment commitments 2021 [Line Items]
Net liability asset changes of the year				(2)		(2)
UNITED STATES | Settlements payments [Member]
Post employment commitments 2021 [Line Items]
Net liability asset changes of the year				0		0
UNITED STATES | Business combinations [member]
Post employment commitments 2021 [Line Items]
Net liability asset changes of the year				(44)		3
UNITED STATES | Effect on changes in foreign exchange rates [Member]
Post employment commitments 2021 [Line Items]
Net liability asset changes of the year				(5)		0
UNITED STATES | Conversions to defined contributions [Member]
Post employment commitments 2021 [Line Items]
Net liability asset changes of the year				0		0
UNITED STATES | Other effects Post employment commitments [Member]
Post employment commitments 2021 [Line Items]
Net liability asset changes of the year				0		(1)
TURKEY
Post employment commitments 2021 [Line Items]
Defined benefit obligation, at present value		367
Defined benefit obligation, at present value		272		367
Plan assets		282
Plan assets		209		282
Net liability asset		85		86		83
Net liability asset		63		85		86
TURKEY | Current service cost [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		16
Plan assets changes of the year		0
Net liability asset changes of the year		16		18		20
TURKEY | Interest income or expense [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		40
Plan assets changes of the year		32
Net liability asset changes of the year		9		8		11
TURKEY | Contributions by plan participants [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		3
Plan assets changes of the year		3
Net liability asset changes of the year		0		0		0
TURKEY | Employer contributions [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		11
Net liability asset changes of the year		(11)		(14)		(14)
TURKEY | Past service cost [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value	[1]	2
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		2	[1]	2	[2]	3	[2]
TURKEY | Remeasurements [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		21
Plan assets changes of the year		11
Net liability asset changes of the year		10		18		2
TURKEY | Return of plan assets [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value	[3]	0
Plan assets changes of the year	[3]	11
Net liability asset changes of the year		(11)	[3]	23	[4]	5	[4]
TURKEY | From changes in demographic assumptions [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		(13)
TURKEY | From changes in financial assumptions [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(18)
Plan assets changes of the year		0
Net liability asset changes of the year		(18)		54		(41)
TURKEY | Other actuarial gains and losses [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		39
Plan assets changes of the year		0
Net liability asset changes of the year		39		(59)		51
TURKEY | Benefit payments [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(13)
Plan assets changes of the year		(7)
Net liability asset changes of the year		(6)		(6)		(11)
TURKEY | Settlements payments [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
TURKEY | Business combinations [member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
TURKEY | Effect on changes in foreign exchange rates [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(166)
Plan assets changes of the year		(123)
Net liability asset changes of the year		(43)		(26)		(9)
TURKEY | Conversions to defined contributions [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
TURKEY | Other effects Post employment commitments [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
TURKEY | of which vested benefit obligation relating to current employees [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation, at present value
TURKEY | Of which vested benefit obligation relating to retired employees [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation, at present value
Rest of the world [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation, at present value		465
Defined benefit obligation, at present value		449		465
Plan assets		439
Plan assets		424		439
Net liability asset		27		38		36
Net liability asset		24		27		38
Rest of the world [Member] | Current service cost [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		3
Plan assets changes of the year		0
Net liability asset changes of the year		3		3		3
Rest of the world [Member] | Interest income or expense [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		6
Plan assets changes of the year		5
Net liability asset changes of the year		1		1		3
Rest of the world [Member] | Contributions by plan participants [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		2
Plan assets changes of the year		2
Net liability asset changes of the year		0		0		0
Rest of the world [Member] | Employer contributions [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		1
Net liability asset changes of the year		(1)		(1)		(1)
Rest of the world [Member] | Past service cost [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value	[1]	2
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		2	[1]	3	[2]	2	[2]
Rest of the world [Member] | Remeasurements [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(24)
Plan assets changes of the year		(19)
Net liability asset changes of the year		(5)		(14)		(1)
Rest of the world [Member] | Return of plan assets [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value	[3]	0
Plan assets changes of the year	[3]	(19)
Net liability asset changes of the year		19	[3]	(26)	[4]	(50)	[4]
Rest of the world [Member] | From changes in demographic assumptions [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(2)
Plan assets changes of the year		0
Net liability asset changes of the year		(2)		0		(2)
Rest of the world [Member] | From changes in financial assumptions [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(7)
Plan assets changes of the year		0
Net liability asset changes of the year		(7)		17		52
Rest of the world [Member] | Other actuarial gains and losses [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(15)
Plan assets changes of the year		0
Net liability asset changes of the year		(15)		(5)		(1)
Rest of the world [Member] | Benefit payments [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(12)
Plan assets changes of the year		(11)
Net liability asset changes of the year		(1)		(1)		(3)
Rest of the world [Member] | Settlements payments [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(1)
Plan assets changes of the year		(1)
Net liability asset changes of the year		0		0		0
Rest of the world [Member] | Business combinations [member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		(2)
Plan assets changes of the year		0
Net liability asset changes of the year		(2)		0		0
Rest of the world [Member] | Effect on changes in foreign exchange rates [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		9
Plan assets changes of the year		9
Net liability asset changes of the year		1		(4)		1
Rest of the world [Member] | Conversions to defined contributions [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0		0
Rest of the world [Member] | Other effects Post employment commitments [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		€ 0		€ 0
Rest of the world [Member] | of which vested benefit obligation relating to current employees [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation, at present value
Rest of the world [Member] | Of which vested benefit obligation relating to retired employees [Member]
Post employment commitments 2021 [Line Items]
Defined benefit obligation, at present value

[1]	(*) Including gains and losses arising from settlements.
[2]	(*) Includes gains and losses from settlements.
[3]	(**) Excluding interest, which is recorded under "Interest income or expense".
[4]	(**) Excludes interest which is reflected in the line item “Interest income and expense”.